Fair Value Measurements and Disclosures - Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 123,435	$ 124,136	$ 171,287	$ 49,312
Investment securities available-for-sale	34,932	47,979
Other investments	5,421	4,482
Loans, net	878,919	572,883
Mortgage loans held-for-sale	9,329	7,159
Bank owned life insurance	10,641	8,247
Derivative assets	105	493
Liabilities:
Deposits	971,060	678,031
Federal Home Loan Bank advances	22,000	22,000
Derivative liability	425	352
Level 1 [Member]
Assets
Investment securities available-for-sale	1,501
Level 2 [Member]
Assets
Investment securities available-for-sale	33,431	47,979
Derivative assets	105	493
Liabilities:
Derivative liability	425	352
Estimated Fair Value [Member] | Level 1 [Member]
Assets
Cash and cash equivalents	123,435	124,136
Investment securities available-for-sale	1,501
Estimated Fair Value [Member] | Level 2 [Member]
Assets
Investment securities available-for-sale	33,431	47,979
Other investments	5,421	4,482
Loans, net	873,125	566,207
Mortgage loans held-for-sale	9,329	7,159
Bank owned life insurance	10,640	8,247
Derivative assets	105	493
Liabilities:
Deposits	949,621	674,070
Federal Home Loan Bank advances	22,677	22,743
Derivative liability	425	352
Estimated Fair Value [Member] | Level 3 [Member]
Assets
Loans, net	$ 4,865	$ 3,371